LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt as of September 30, 2013 and December 31, 2012 consisted of the following:

	September 30, 2013	December 31, 2012
Term A Loan	$—	$152,000
Term B Loan	—	1,293,774
Term B-2 Loans	1,401,487	—
Revolving credit agreement	—	—
Senior Notes	260,000	400,000

Total long-term debt	1,661,487	1,845,774
Less discounts	(17,948)	(21,800)
Less current maturities	(14,050)	(21,330)

Total long-term debt, net of current maturities	$1,629,489	$1,802,644

Long-term debt at December 31, 2012 and 2011, consisted of the following:

	2012	2011
Term Loan A	$152,000	$159,500
Term Loan B	1,293,774	844,043
Revolving credit agreement	—	36,000
Senior Notes	400,000	400,000

	1,845,774	1,439,543
Less discounts	(21,800)	(21,656)
Less current maturities	(21,330)	(52,500)

Total long-term debt, net of current maturities	$1,802,644	$1,365,387

Summary of Long-Term Debt Repayable

Long-term debt at September 30, 2013, is repayable as follows, not including any possible prepayments:

Years Ending December 31,
2013	$3,512
2014	14,050
2015	14,050
2016	274,050
2017	14,050
Thereafter	1,341,775

Total	$1,661,487

Long-term debt at December 31, 2012, is repayable as follows, not including any possible prepayments described above:

Years Ending December 31
2013	$21,330
2014	21,330
2015	21,330
2016	1,781,784

Total	$1,845,774